Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000101704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Independent Franchise Partners US Equity Fund (with redemption fee)
Account Value	$ 10,052,626	$ 10,052,626	$ 10,052,626	$ 7,815,858	$ 6,304,626	$ 7,499,181	$ 5,889,189	$ 5,011,944	$ 4,611,828	$ 4,179,554	$ 3,699,088	$ 3,076,773	$ 3,000,000
Average Annual Return, Percent	28.32%	14.90%	12.84%
C000101704 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Independent Franchise Partners US Equity Fund (without redemption fee)
Average Annual Return, Percent	28.62%	14.94%	12.85%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,529,407	$ 10,529,407	$ 10,529,407	7,722,247	6,349,629	7,511,869	5,778,139	5,017,967	4,813,220	4,082,100	3,441,633	2,981,566	3,000,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 7,255,048	$ 7,255,048	$ 7,255,048	$ 5,678,588	$ 4,962,143	$ 5,598,248	$ 4,146,504	$ 4,365,883	$ 4,197,937	$ 3,835,483	$ 3,331,646	$ 2,867,289	$ 3,000,000
Average Annual Return, Percent	27.76%	10.69%	9.23%